INCOME TAX AND DEFERRED TAX ASSETS - Income tax benefit and Provision for Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX AND DEFERRED TAX ASSETS
Current		$ 22,720	$ 206
Deferred tax adjustment	$ 9,963	10,180	101,166
(Income tax benefit) income tax	$ 9,963	$ 32,900	$ 101,372